UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04443

 NAME OF REGISTRANT:                     Eaton Vance Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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Eaton Vance Investment Trust


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Floating-Rate Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  3/31
Date of reporting period: 7/1/15 - 6/30/16

Eaton Vance Floating-Rate Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 NUVEEN TX QUALITY INCOME MUNICIPAL FD                                                       Agenda Number:  934288730
--------------------------------------------------------------------------------------------------------------------------
        Security:  670983501
    Meeting Type:  Annual
    Meeting Date:  17-Nov-2015
          Ticker:
            ISIN:  US6709835010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       JACK B. EVANS                                             Mgmt          For                            For
       THOMAS S. SCHREIER, JR.                                   Mgmt          For                            For
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       WILLIAM J. SCHNEIDER                                      Mgmt          For                            For



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end:  3/31
Date of reporting period: 7/1/15 - 6/30/16

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end:  3/31
Date of reporting period: 7/1/15 - 6/30/16

Eaton Vance National Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance New York Municipal Opportunities Fund, formerly Eaton Vance New York Limited Maturity Municipal Income Fund,
a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end:  3/31
Date of reporting period: 7/1/15 - 6/30/16

Eaton Vance New York Municipal Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Investment Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/29/2016